UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22263

Exchange Traded Concepts Trust

(Exact name of registrant as specified in charter)

________

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Address of principal executive offices) (Zip code)

Richard Malinowski

Exchange Traded Concepts Trust

10900 Hefner Pointe Drive

Suite 400

Oklahoma City, OK 73120

(Name and address of agent for service)

Copy to:

Chapman and Cutler LLP

320 South Canal Street

Chicago, IL 60606

Registrant’s telephone number, including area code: 1-405-778-8377

Date of fiscal year end: April 30, 2026

Date of reporting period: April 30, 2026

Item 1.	Reports to Stockholders.

(a)          A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

Exchange Traded Concepts Trust

MUSQ Global Music Industry Index ETF

Ticker: MUSQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report: April 30, 2026

This annual shareholder report contains important information about the MUSQ Global Music Industry Index ETF (the "Fund") for the period from May 1, 2025 to April 30, 2026.  You can find additional information about the Fund at https://musqetf.com/investor-materials. You can also request this information by contacting us at 855-687-7383.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
MUSQ Global Music Industry Index ETF	$75	0.75%

How did the Fund perform in the last year?

The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the MUSQ Global Music Industry Index. The Fund had positive performance during the fiscal year ending on April 30, 2026. The Fund achieved a total return of 0.79% while the VettaFi Full World Index, the Fund’s primary broad-based index, gained 31.56%.

Over the last year, surveying the landscape of the global music industry, streaming platforms, music equipment and technology, and live music and ticketing generated positive portfolio returns. The content and distribution segment was a drag on performance. Historically, music tends to be an economically resilient part of the economy but the rise of technologies like artificial intelligence and the demise of radio is changing the way music is created, distributed, and monetized.

Streaming penetration has largely plateaued in developed markets after more than a decade of rapid adoption. Given most consumers are already on streaming platforms, future industry growth is expected to hinge on higher pricing and improved monetization. The long-term growth prospects for the music industry remain positive and music remains a source of investment diversification, uncorrelated with the broad market.

Top performing stocks impacting the Fund over the last year were Alphabet, which owns YouTube, which grew 143% and live entertainment venue Madison Square Garden Entertainment, which grew 106%. European event producer CTS Eventim was the worst performing stock in the Fund’s portfolio, down 43% over the period, along with music publisher Universal Music Group and Spotify, which both declined 27%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

Average Annual Total Returns as of April 30, 2026

Table Summary
Fund/Index Name	1 Year	Annualized Since Inception
MUSQ Global Music Industry Index ETF	0.79%	1.93%
VettaFi Full World Index (USD) (TR)Footnote Reference*	31.56%	20.37%
MSCI ACWI Index (USD) (NR)Footnote Reference†Footnote Reference‡	31.00%	19.83%
MUSQ Global Music Industry Index (USD) (TR)Footnote Reference*	1.77%	2.74%
Table Summary
	MUSQ Global Music Industry Index ETF	VettaFi Full World Index (USD) (TR)Footnote Reference*	MSCI ACWI Index (USD) (NR)Footnote Reference†Footnote Reference‡	MUSQ Global Music Industry Index (USD) (TR)Footnote Reference*
Jul/23	$10,000	$10,000	$10,000	$10,000
Apr/24	$9,993	$11,403	$11,367	$10,054
Apr/25	$10,471	$12,821	$12,713	$10,604
Apr/26	$10,554	$16,867	$16,654	$10,792

Since its inception on July 6, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. Past performance is not indicative of future performance.Call 855-687-7383 or visit https://musqetf.com/investor-materials for current month-end performance.

Footnote	Description
Footnote*	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.
Footnote†	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
Footnote‡	ACWI – All Country World Index

Key Fund Statistics as of April 30, 2026

Table Summary
Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$21,901,146	32	$179,213	41%

What did the Fund invest in?

Sector WeightingsFootnote Reference*

Communication Services
75.0%
Consumer Discretionary
17.7%
Information Technology
5.5%
Short-Term Investment
0.8%

Table Summary
Value	Value
Short-Term Investment	0.8%
Information Technology	5.5%
Consumer Discretionary	17.7%
Communication Services	75.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Live Nation Entertainment	11.2%
Universal Music Group	9.6%
Spotify Technology	9.2%
Tencent Music Entertainment Group ADR	6.7%
Alphabet, Cl A	5.9%
Amazon.com	5.5%
Madison Square Garden Entertainment, Cl A	4.9%
CTS Eventim	4.9%
HYBE	4.9%
Warner Music Group, Cl A	4.9%
Footnote	Description
Footnote(A)	Short-Term Investments are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  855-687-7383

  https://musqetf.com/investor-materials

Householding

Rule 30e-1 of the Investment Company Act of 1940, as amended, permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds. Once implemented, if you would like to discontinue householding for your accounts, please call toll-free at 855-687-7383 to request individual copies of these documents. Once the Fund receives notice to stop householding, we will begin sending individual copies 30 days after receiving your request.

Exchange Traded Concepts Trust

MUSQ Global Music Industry Index ETF: MUSQ

Principal Listing Exchange: NYSE Arca

Annual Shareholder Report - April 30, 2026

MUSQ-AR-2026

(b)          Not applicable.

Item 2.	Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, controller or principal accounting officer or any person who performs a similar function.

Item 3.	Audit Committee Financial Expert.

(a)(1)     The Registrant’s Board of Trustees has determined that the Registrant has an audit committee financial expert serving on the audit committee.

(a)(2)     The audit committee financial expert Timothy Jacoby is an independent trustee as defined in Form N-CSR Item 3 (a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd (Cohen) related to the Registrant.

Cohen billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as follows:

		2026			2025
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees	$211,725	N/A	N/A	$79,275	N/A	N/A
(b)	Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c)	Tax Fees	$49,000	N/A	N/A	$17,500	N/A	N/A
(d)	All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

(e)(1)     The Trust’s Audit Committee has adopted, and the Board of Trustees has ratified, an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Trust may be pre-approved.

(e)(2)     Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2026	2025
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f)       Not Applicable.

(g)       The aggregate non-audit fees and services billed by Cohen for the fiscal years 2026 and 2025 were $49,000 and $17,500, respectively.

(h)       Not Applicable.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

The Registrant has a separately-designated standing Audit Committee, which is composed of the Registrant's Independent Trustees: Timothy Jacoby, Stuart Strauss, Linda Petrone and Mark Zurack.

Item 6.	Investments.

(a)          The Schedule of Investments are included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b)          Not Applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

EXCHANGE TRADED CONCEPTS TRUST

MUSQ Global Music Industry Index ETF (MUSQ)

Annual Financials and Other Information

April 30, 2026

MUSQ Global Music Industry Index ETF

Table of Contents

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

•   855-687-7383

•   https://musqetf.com/investor-materials

MUSQ Global Music Industry Index ETF

Schedule of Investments

April 30, 2026

Description	Shares	Fair Value
COMMON STOCK†† — 98.2%

Canada — 1.0%
Communication Services — 1.0%
Stingray Group	19,882	$215,020

China — 8.8%
Communication Services — 8.8%
NetEase Cloud Music*	30,950	454,348
Tencent Music Entertainment Group ADR	159,863	1,465,944
		1,920,292

Germany — 4.9%
Communication Services — 4.9%
CTS Eventim	16,322	1,075,075

Japan — 9.3%
Communication Services — 2.0%
Amuse	17,400	217,965
Avex	29,300	221,566
		439,531

Consumer Discretionary — 7.3%
PIA	7,300	163,045
Roland	8,000	208,545
Sony Group	8,700	172,829
Yamaha	147,200	1,056,762
		1,601,181
		2,040,712

Netherlands — 9.6%
Communication Services — 9.6%
Universal Music Group	100,786	2,106,211

South Korea — 10.1%
Communication Services — 10.1%
CUBE ENTERTAINMENT*	816	5,755
HYBE	6,056	1,073,846
JYP Entertainment	10,867	460,851
SM Entertainment	4,384	285,528
YG Entertainment	5,450	198,422
YG PLUS	56,683	195,287
		2,219,689
Description	Shares	Fair Value
Taiwan — 0.7%
Consumer Discretionary — 0.7%
Merry Electronics	53,873	$146,225

United States — 53.8%
Communication Services — 38.6%
Alphabet, Cl A	3,334	1,282,923
Live Nation Entertainment*	15,490	2,446,490
Madison Square Garden Entertainment, Cl A*	16,152	1,080,892
Reservoir Media*	22,028	221,602
Sphere Entertainment*	1,201	171,082
Spotify Technology*	4,505	2,011,708
StubHub Holdings, Cl A*	22,853	166,598
Warner Music Group, Cl A	37,880	1,070,868
		8,452,163

Consumer Discretionary — 9.7%
Amazon.com*	4,531	1,200,987
Sonos*	51,695	766,637
Venu Holding*	37,367	143,863
		2,111,487

Information Technology — 5.5%
Apple	3,895	1,056,908
Dolby Laboratories, Cl A	2,435	156,181
		1,213,089
		11,776,739

Total Common Stock (Cost $19,009,145)		21,499,963

SHORT-TERM INVESTMENT — 0.8%
Invesco Government & Agency Portfolio, Institutional Class, 3.58%(A)	178,612	178,612

Total Short-Term Investment (Cost $178,612)		178,612

Total Investments — 99.0% (Cost $19,187,757)		$21,678,575

Percentages are based on net assets of $21,901,146.

††    Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

*       Non-income producing security.

(A)   Rate shown is the 7-day effective yield as of April 30, 2026.

ADR — American Depositary Receipt

Cl — Class

As of April 30, 2026, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. Generally Accepted Accounting Principles.

The accompanying notes are an integral part of the financial statements.

MUSQ Global Music Industry Index ETF

Statement of Assets and Liabilities

April 30, 2026

Assets:
Investments, at Cost	$19,187,757
Foreign Currency, at Cost	53
Investments, at Fair Value	$21,678,575
Foreign Currency, at Value	44
Receivable for Investment Securities Sold	210,117
Dividends Receivable	21,731
Reclaims Receivable	4,127
Total Assets	21,914,594

Liabilities:
Advisory Fees Payable – Net	13,448
Total Liabilities	13,448

Net Assets	$21,901,146

Net Assets Consist of:
Paid-in Capital	$21,798,318
Total Distributable Earnings (Accumulated Losses)	102,828
Net Assets	$21,901,146

Outstanding Shares of Beneficial Interest
(unlimited authorization – no par value)	860,000
Net Asset Value, Offering and Redemption Price Per Share	$25.47

The accompanying notes are an integral part of the financial statements.

MUSQ Global Music Industry Index ETF

Statement of Operations

For the Year Ended April 30, 2026

Investment Income:
Dividend Income	$263,077
Less: Foreign Taxes Withheld	(26,455)
Total Investment Income	236,622

Expenses:
Advisory Fees	212,591
Total Expenses	212,591

Less:
Waiver of Advisory Fees	(33,378)
Net Expenses	179,213
Net Investment Income (Loss)	57,409

Net Realized Gain (Loss) on:
Investments(1)	1,310,918
Foreign Currency Transactions	(6,771)
Net Realized Gain (Loss)	1,304,147

Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(1,158,944)
Foreign Currency Translations	(684)
Net Change in Unrealized Appreciation (Depreciation)	(1,159,628)

Net Realized and Unrealized Gain (Loss)	144,519

Net Increase (Decrease) in Net Assets Resulting from Operations	$201,928

(1)      Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

The accompanying notes are an integral part of the financial statements.

MUSQ Global Music Industry Index ETF

Statements of Changes in Net Assets

	Year Ended April 30, 2026	Year Ended April 30, 2025
Operations:
Net Investment Income (Loss)	$57,409	$17,656
Net Realized Gain (Loss)(1)	1,304,147	(2,212,678)
Net Change in Unrealized Appreciation (Depreciation)	(1,159,628)	3,193,372
Net Increase (Decrease) in Net Assets Resulting from Operations	201,928	998,350

Distributions:	(152,825)	(229,745)

Capital Share Transactions:
Issued	—	2,692,030
Redeemed	(1,034,544)	(1,672,880)
Increase (Decrease) in Net Assets from Capital Share Transactions	(1,034,544)	1,019,150

Total Increase (Decrease) in Net Assets	(985,441)	1,787,755

Net Assets:
Beginning of Year	22,886,587	21,098,832
End of Year	$21,901,146	$22,886,587

Share Transactions:
Issued	—	110,000
Redeemed	(40,000)	(70,000)
Net Increase (Decrease) in Shares Outstanding from Share Transactions	(40,000)	40,000

(1)     Includes realized gains (losses) as a result of in-kind transactions, if any (See Note 4 in Notes to Financial Statements).

Amounts designated as “—” are $0.

The accompanying notes are an integral part of the financial statements.

MUSQ Global Music Industry Index ETF

Financial Highlights

Selected Per Share Data & Ratios
For a Share Outstanding Throughout Each Year/Period

	Years Ended April 30,		Period Ended April 30, 2024†
	2026	2025
Net Asset Value, beginning of year/period	$25.43	$24.53	$24.73
Investment Activities
Net investment income (loss)*	0.07	0.02	0.03
Net realized and unrealized gain (loss)	0.15	1.14	(0.04)
Total from investment activities	0.22	1.16	(0.01)

Distributions to shareholders from:
Net investment income	(0.18)	(0.26)	(0.19)
Total distributions	(0.18)	(0.26)	(0.19)
Net Asset Value, end of year/period	$25.47	$25.43	$24.53

Net Asset Value, Total Return (%)(1)	0.79	4.78	(0.07)
Ratios to Average Net Assets
Expenses (%)	0.75	0.75	0.75 (2)
Expenses excluding waivers (%)	0.89	0.89	0.89 (2)
Net investment income (loss) (%)	0.24	0.08	0.17 (2)

Supplemental Data
Net Assets end of year/period (000)	$21,901	$22,887	$21,099
Portfolio turnover rate(%)(3)	41	98	48

†       Commenced operations on July 6, 2023.

*       Per share data calculated using average shares method.

(1)    Total return is for the period indicated and has not been annualized for periods less than one year. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of Fund shares.

(2)     Annualized.

(3)     Portfolio turnover rate is for the period indicated and periods of less than one year have not been annualized. Excludes the effect of securities received or delivered from processing in-kind creations or redemptions, if any.

The accompanying notes are an integral part of the financial statements.

MUSQ Global Music Industry Index ETF

Notes to Financial Statements

April 30, 2026

1. ORGANIZATION

Exchange Traded Concepts Trust (the “Trust”) is a Delaware statutory trust formed on July 17, 2009. The Trust is registered with the Securities and Exchange Commission (the “Commission”) under the Investment Company Act of 1940 (the “1940 Act”) as an open-end management investment company with multiple investment portfolios. The financial statements herein are those of MUSQ Global Music Industry Index ETF (the “Fund”). The Fund seeks to provide investment results that, before fees and expenses, correspond generally to the total return performance of the MUSQ Global Music Industry Index (the “Index”). Exchange Traded Concepts, LLC (the “Adviser”), an Oklahoma limited liability company, serves as the investment adviser for the Fund. The Fund is classified as “non-diversified” under the 1940 Act (see “Non-Diversification Risk” under Note 6). The Fund commenced operations on July 6, 2023.

Shares of the Fund are listed and traded on the NYSE Arca, Inc. (the “Exchange”). Market prices for shares of the Fund may be different from their net asset value (“NAV”). The Fund issues and redeems shares on a continuous basis to certain institutional investors (typically market makers or other broker-dealers) at NAV only in large blocks of shares called “Creation Units”. Creation Units are available for purchase and redemption on each business day and are offered and redeemed on an in-kind basis, together with a specified cash amount, or for an all cash amount. Once created, shares trade in a secondary market at market prices that change throughout the day in share amounts less than a Creation Unit.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Trust, are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for investment companies. The accompanying financial statements have been prepared in accordance with U.S. GAAP on the accrual basis of accounting. Management has reviewed Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies (“ASC 946”), and concluded that the Fund meets the criteria of an “investment company,” and therefore, the Fund prepares its financial statements in accordance with investment company accounting as outlined in ASC 946.

Use of Estimates and Indemnifications — The Fund is an investment company in conformity with U.S. GAAP. Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

In the normal course of business, the Trust, on behalf of the Fund, enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

Segment Reporting — In accordance with the FASB Accounting Standards Update (ASU) 2023-07 Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures, the Adviser reviewed the Fund in the Trust, evaluated its business activities and determined that the Fund operates as a single reportable operating segment. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Co-Chief Executive Officers of the Adviser, and who are also officers of the Trust. The CODM has established various management committees to assist the CODM with overseeing aspects of the fund’s daily operations and financial reporting. Through these committees, the CODM manages the fund’s

MUSQ Global Music Industry Index ETF

Notes to Financial Statements

April 30, 2026 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

operations to achieve the investment objective, as detailed in its prospectus, through the execution of the fund’s investment strategies. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund.

Security Valuation — The Fund records its investments at fair value. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded (or at approximately 4:00 pm Eastern Time if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price for long positions and at the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded.

The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the fair value for such securities. Debt obligations with remaining maturities of sixty days or less when acquired will be valued at their market value. If a market value is not available from a pricing vendor or from an independent broker, the security shall be fair valued according to the Trust’s fair value procedures. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund seeks to obtain a bid price from at least one independent broker.

Rule 2a-5 under the 1940 Act establishes requirements to determine fair value in good faith for purposes of the 1940 Act. The rule permits fund boards to designate a fund’s investment adviser to perform fair-value determinations, subject to board oversight and certain other conditions. The rule also defines when market quotations are “readily available” for purposes of the 1940 Act and requires a fund to fair value a portfolio investment when a market quotation is not readily available.

Pursuant to the requirements of Rule 2a-5, the Trust’s Board of Trustees (the “Board”) (i) has designated the Adviser as the Board’s valuation designee to perform fair-value determinations for the Fund through the Adviser’s Valuation Committee and (ii) approved the Adviser’s Valuation Procedures.

Some of the more common reasons that may necessitate that a security be valued using fair value procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. In addition, the Fund may fair value its securities if an event that may materially affect the value of the Fund’s securities that traded outside of the United States (a ‘‘Significant Event’’) has occurred between the time of the security’s last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. Events that may be Significant Events include, but are not limited to, government actions, natural disasters, armed conflict, acts of terrorism and significant market fluctuations. If the Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called. When a security is valued in accordance with the fair value procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to

MUSQ Global Music Industry Index ETF

Notes to Financial Statements

April 30, 2026 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Continued)

sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

•    Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

•    Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

•    Level 3 — Prices, inputs or proprietary modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

The valuation techniques used by the Fund to measure fair value during the year ended April 30, 2026, maximized the use of observable inputs and minimized the use of unobservable inputs. Investments are classified within the level of the lowest significant input considered in determining fair value.

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986, as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund’s policy is to classify interest and penalties associated with underpayment of federal and state income taxes, if any, as income tax expense on its Statement of Operations. As of April 30, 2026, the Fund did not have any interest or penalties associated with the underpayment of any income taxes. Current tax years remain open and subject to examination by tax jurisdictions. The Fund has reviewed all major jurisdictions and concluded that there is no impact on the Fund’s net assets and no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on its tax returns.

Foreign Taxes — The Fund may be subject to taxes imposed by countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or capital gains earned.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on specific identification. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Withholding taxes and reclaims on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The Fund may be subject to foreign taxes related to foreign income received, capital gain on the sale of securities and certain foreign currency transactions (a portion of which may be reclaimable). All foreign taxes are recorded in accordance with the applicable regulations and rates that exist in the foreign jurisdictions in which the Fund invests.

MUSQ Global Music Industry Index ETF

Notes to Financial Statements

April 30, 2026 (Continued)

2. SIGNIFICANT ACCOUNTING POLICIES (Concluded)

Cash and Cash Equivalents — Idle cash may be swept into various overnight demand deposits and is classified as Cash and Cash equivalents on the Statement of Assets and Liabilities, if any. The Fund maintains cash in bank deposit accounts which, at times, may exceed United States federally insured limits. Amounts swept overnight are available on the next business day.

Dividends and Distributions to Shareholders — The Fund pays out dividends from its net investment income and distributes its net capital gains, if any, to investors at least annually. All distributions are recorded on ex-dividend date.

Creation Units — The Fund issues and redeems shares at NAV and only in Creation Units or multiples thereof. Purchasers of Creation Units (“Authorized Participants”) at NAV must pay a standard creation transaction fee, regardless of the number of Creation Units created in a given transaction. An Authorized Participant who holds Creation Units and wishes to redeem at NAV would also pay a standard minimum redemption transaction fee to the custodian on the date of such redemption, regardless of the number of Creation Units redeemed in a given transaction. The Fund may charge, either in lieu of or in addition to the fixed creation transaction fee, a variable fee for creations and redemptions in order to cover certain non-standard brokerage, tax, foreign exchange, execution, market impact and other costs and expenses related to the execution of trades resulting from such transactions. In all cases, such fees will be limited in accordance with the requirements of the Commission applicable to management investment companies offering redeemable securities.

The Adviser may retain all or a portion of the transaction fee to the extent the Adviser bears the expenses that otherwise would be borne by the Trust in connection with the purchase or redemption of a Creation Unit, which the transaction fee is designed to cover.

Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Shares of the Fund may only be purchased or redeemed by certain Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an Authorized Participant Agreement with the Fund’s distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase and sell shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.

To the extent contemplated by an Authorized Participant Agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to SEI Investments Distribution Co. (the “Distributor”), on behalf of the Fund, by the time as set forth in the Authorized Participant Agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the Authorized Participant Agreement. An Authorized Participant Agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

3. SERVICE PROVIDERS

Investment Advisory and Administrative Services

The Adviser is an Oklahoma limited liability company located at 10900 Hefner Pointe Drive, Suite 400, Oklahoma City, Oklahoma 73120, its principal place of business, and 295 Madison Avenue, New York, New York 10017. The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement with the

MUSQ Global Music Industry Index ETF

Notes to Financial Statements

April 30, 2026 (Continued)

3. SERVICE PROVIDERS (Continued)

Trust (the “Advisory Agreement”). Under the Advisory Agreement, the Adviser provides investment advisory services to the Fund and is responsible for the day-to-day management of the Fund, including, among other things, implementing changes to the Fund’s portfolio in connection with any rebalancing or reconstitution of the Index, trading portfolio securities on behalf of the Fund, and selecting broker-dealers to execute purchase and sale transactions, subject to the oversight of the Board. For the services it provides to the Fund, the Fund pays the Adviser a fee, which is calculated daily and paid monthly, at an annual rate of 0.89% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive a portion of its management fee in an amount equal to 0.14% of average daily net assets through August 31, 2026. The fees waived are non-recoupable.

ETC Platform Services, LLC (“ETC Platform Services”), a direct wholly-owned subsidiary of the Adviser, administers the Fund’s business affairs and provides office facilities and equipment, certain clerical, bookkeeping and administrative services, paying agent services under the Fund’s unitary fee arrangement (as described below), and its officers and employees to serve as officers or Trustees of the Trust. ETC Platform Services also arranges for transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Fund to operate. For the services it provides to the Fund, ETC Platform Services is paid a fee calculated daily and paid monthly based on a percentage of the Fund’s average daily net assets.

Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund (including the fee charged by ETC Platform Services) except for the advisory fee, interest, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (“Excluded Expenses”).

MUSQ, LLC is the sponsor of the Fund’s Index and the Fund (the “Sponsor”). In connection with an arrangement between the Adviser and the Sponsor, the Sponsor has agreed to assume the obligation of the Adviser to pay all expenses of the Fund (except Excluded Expenses) and, to the extent applicable, pay the Adviser a minimum fee. For its services, the Sponsor is entitled to a fee from the Adviser, which is calculated daily and paid monthly, based on a percentage of the average daily net assets of the Fund. The Sponsor does not make investment decisions, provide investment advice, or otherwise act in the capacity of an investment adviser to the Fund.

A Trustee and certain officers of the Trust are affiliated with the Adviser and receive no compensation from the Trust for serving as officers and/or Trustee.

Distribution Arrangement

The Distributor serves as the Fund’s underwriter and distributor of shares pursuant to a distribution agreement (the “Distribution Agreement”). Under the Distribution Agreement, the Distributor, as agent, receives orders to purchase shares in Creation Units and transmits such orders to the Fund’s custodian and transfer agent. The Distributor has no obligation to sell any specific quantity of Fund shares. The Distributor bears the following costs and expenses relating to the distribution of shares: (i) the expenses of maintaining its registration or qualification as a dealer or broker under federal or state laws; (ii) filing fees; and (iii) all other expenses incurred in connection with the distribution services, that are not reimbursed by the Adviser, as contemplated in the Distribution Agreement. The Distributor does not maintain any secondary market in Fund shares.

The Fund has adopted a Distribution and Service Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Fund is authorized to pay an amount up to 0.25% of its average daily net assets each year for certain distribution-related activities. For the year ended April 30, 2026, no fees were charged by the Distributor under the Plan and the Plan will only be implemented with approval of the Board.

MUSQ Global Music Industry Index ETF

Notes to Financial Statements

April 30, 2026 (Continued)

3. SERVICE PROVIDERS (Concluded)

Administrator, Custodian and Transfer Agent

SEI Investments Global Funds Services serves as the Fund’s administrator pursuant to an administration agreement. The Bank of New York Mellon serves as the Fund’s custodian and transfer agent pursuant to a custodian agreement and transfer agency services agreement. The Adviser pays these fees.

An officer of the Trust is affiliated with the administrator and receives no compensation from the Trust for serving as an officer.

4. INVESTMENT TRANSACTIONS

For the year ended April 30, 2026, the purchases and sales of investments in securities, excluding in-kind transactions, long-term U.S. Government and short-term securities were:

Purchases	Sales and Maturities
$9,513,924	$9,969,717

For the year ended April 30, 2026, there were no purchases or sales of long-term U.S. Government securities by the Fund.

For the year ended April 30, 2026, in-kind transactions associated with creations and redemptions were:

Purchases	Sales	Net Realized Gain (Loss)
$—	$901,890	$288,166

5. TAX INFORMATION

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. These book/tax differences may be temporary or permanent. To the extent these differences are permanent in nature, they are charged or credited to paid-in capital, or distributable earnings (accumulated losses), as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences primarily attributable to redemptions in-kind have been reclassified within the components of net assets for the year ended April 30, 2026:

Paid-in Capital	Distributable Earnings (Accumulated Losses)
$272,703	$(272,703)

These reclassifications have no impact on net assets or net asset value per share.

The tax character of dividends paid during the year ended April 30, 2026, and the period ended April 30, 2025, were as follows:

	Ordinary Income	Long-Term Capital Gain	Totals
2026	$152,825	$—	$152,825
2025	229,745	—	229,745

MUSQ Global Music Industry Index ETF

Notes to Financial Statements

April 30, 2026 (Continued)

5. TAX INFORMATION (Concluded)

As of April 30, 2026, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

Capital Loss Carryforwards	$(2,204,044)
Deferred Late-Year Losses	(41,515)
Unrealized Appreciation (Depreciation)	2,348,388
Other Temporary Differences	(1)
Total Distributable Earnings (Accumulated Losses)	$102,828

Late-Year losses represent certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively, that, in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Fund is permitted to utilize capital losses that are carried forward and will retain their character as either short-term or long-term capital losses. As of April 30, 2026, the Fund had the following capital loss carryforwards to offset capital gains for an unlimited period:

Non-Expiring Short-Term	Non-Expiring Long-Term	Total Capital Loss Carryforwards
$1,971,257	$232,787	$2,204,044

For the taxable year ended April 30, 2026, the Fund utilize $907,648 of capital loss carryforward to offset capital gains.

For Federal income tax purposes, the cost of securities owned at April 30, 2026, and the net realized gains or losses on securities sold for the period, were different from amounts reported for financial reporting purposes primarily due to wash sales which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years, as well as investments in passive foreign investment companies.

The Federal tax cost and aggregate gross unrealized appreciation and depreciation on investments and foreign currency transactions held by the Fund at April 30, 2026, were as follows:

Federal Tax Cost	Aggregated Gross Unrealized Appreciation	Aggregated Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
$19,330,502	$3,942,143	$(1,593,755)	$2,348,388

The Fund did not pay any federal or state and local income taxes. The Fund paid income taxes in foreign jurisdictions for the period ended April 30, 2026. Cash paid for income taxes, net of refunds received, were as follows:

Income Taxes by Foreign Jurisdiction:
Germany	$4,442
Japan	10,181
Netherlands	6,626
South Korea	3,443
Taiwan	1,560
Other*	203
Total Income Taxes Paid, Net of Refunds	$26,455

* Represents foreign jurisdictions where taxes paid, net of refunds received, were less than 5% of the total income taxes paid by the Fund.

MUSQ Global Music Industry Index ETF

Notes to Financial Statements

April 30, 2026 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUND

As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund is subject to the principal risks noted below, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. Additional principal risks are disclosed in the Fund’s prospectus. Please refer to the Fund’s prospectus for a complete description of the principal risks of investing in the Fund.

Currency Exchange Rate Risk.    To the extent the Fund invests in securities denominated in non-U.S. currencies, changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Emerging Markets Securities Risk.    Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Differences in regulatory, accounting, auditing, and financial reporting and recordkeeping standards could impede the Adviser’s ability to evaluate local companies and impact the Fund’s performance. Investments in securities of issuers in emerging markets may also be exposed to risks related to a lack of liquidity, greater potential for market manipulation, issuers’ limited reliable access to capital, and foreign investment structures. Additionally, the Fund may have limited rights and remedies available to it to pursue claims against issuers in emerging markets.

Foreign Securities Risk:    Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to expropriation, nationalization or adverse political or economic developments. Foreign securities may have relatively low market liquidity and decreased publicly available information about issuers. Investments in non-U.S. securities also may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. Non-U.S. issuers may also be subject to inconsistent and potentially less stringent accounting, auditing, financial reporting and investor protection standards than U.S. issuers. These and other factors can make investments in the Fund more volatile and potentially less liquid than other types of investments. In addition, where all or a portion of the Fund’s portfolio holdings trade in markets that are closed when the Fund’s market is open, there may be valuation differences that could lead to differences between the Fund’s market price and the value of the Fund’s portfolio holdings.

Limited Authorized Participants, Market Makers and Liquidity Providers Concentration Risk:    Because the Fund is an ETF, only a limited number of institutional investors (known as “Authorized Participants”) are authorized to purchase and redeem shares directly from the Fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occurs, the risk of which is higher during periods of market stress, shares of the Fund may trade at a material discount to NAV, possibly face delisting and may experience wider bid-ask spreads: (i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

Market Risk:    The market price of an investment could decline, sometimes rapidly or unpredictably, due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic or political conditions throughout the world, changes in the general outlook for corporate earnings, changes in interest or currency rates, or adverse investor sentiment generally. The market value of an investment also may decline because of factors that affect a particular industry or industries such as labor shortages, increased production costs, and competitive conditions. Local, regional, or global events such as war, acts of terrorism, the

MUSQ Global Music Industry Index ETF

Notes to Financial Statements

April 30, 2026 (Continued)

6. PRINCIPAL RISKS OF INVESTING IN THE FUND (Concluded)

spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific investments. For example, in recent years, the COVID-19 pandemic, the large expansion of government deficits and debt as a result of government actions to mitigate the effects of the pandemic, Russia’s invasion of Ukraine, and the rise of inflation have resulted in extreme volatility in the global economy and in global financial markets. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Fund’s investments may be negatively affected.

Music Royalty Trust Risk.    Royalty trusts are special purpose vehicles organized as investment trusts created to make investments in music royalties. A music royalty trust generally acquires an interest in music royalties and/or music royalty companies and distributes the income it receives to the investors of the royalty trust. A sustained decline in demand for the royalty trust’s underlying asset could adversely affect income and royalty trust revenues and cash flows. Factors that could lead to a decrease in market demand include a recession or other adverse economic conditions, an increase in the market price of the underlying investment, higher taxes or other regulatory actions that increase costs, or a shift in consumer demand for such products. A rising interest rate environment could adversely impact the performance of royalty trusts.

Non-Diversification Risk:    The Fund is non-diversified under the 1940 Act, meaning that, as compared to a diversified fund, it can invest a greater percentage of its assets in securities issued by or representing a small number of issuers. As a result, the performance of these issuers can have a substantial impact on the Fund’s performance.

Sector Focus Risk.    The Fund may invest a significant portion of its assets in one or more sectors and thus will be more susceptible to the risks affecting those sectors. While the Fund’s sector exposure is expected to vary over time based on the composition of the Index, the Fund anticipates that it may be subject to some or all of the risks described below. As of April 30, 2026, a significant portion of the Index consisted of companies in the Communication Services Sector.

Communication Services Sector Risk.    The Fund’s assets will have significant exposure to the Communication Services Sector, which means the Fund will be more affected by the performance of the Communication Services Sector than a fund that is more diversified. Market or economic factors impacting companies in the Communication Services Sector that rely heavily on technological advances could have a major effect on the value of the Fund’s investments. The value of stocks of communication services companies and companies that rely heavily on technology is particularly vulnerable to research and development costs, substantial capital requirements, product and services obsolescence, government regulation, and domestic and international competition, including competition from foreign competitors with lower production costs. Stocks of communication services companies and companies that rely heavily on technology, especially those of smaller, less-seasoned companies, tend to be more volatile than the overall market. Additionally, companies in the Communication Services Sector may face dramatic and often unpredictable changes in growth rates and competition for the services of qualified personnel. While all companies may be susceptible to network security breaches, certain companies in the Communication Services Sector may be particular targets of hacking and potential theft of proprietary or consumer information or disruptions in service, which could have a material adverse effect on their businesses.

7. OTHER

At April 30, 2026, the records of the Trust reflected that shares outstanding were held by two Authorized Participants, in the form of Creation Units. However, the individual shares comprising such Creation Units are listed and traded on the Exchange and have been purchased and sold by persons other than Authorized Participants.

MUSQ Global Music Industry Index ETF

Notes to Financial Statements

April 30, 2026 (Concluded)

8. RECENT MARKET EVENTS

Local, regional, or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the market generally and on specific securities. Periods of market volatility may occur in response to such events and other economic, political, and global macro factors.

Governments and central banks, including the Federal Reserve in the United States, took extraordinary and unprecedented actions to support local and global economies and the financial markets in response to the COVID-19 pandemic, including by keeping interest rates at historically low levels for an extended period. The Federal Reserve concluded its market support activities in 2022 and raised interest rates in an effort to fight inflation. The Federal Reserve has begun to lower interest rates and may continue to do so in the future. Trade disputes and the imposition of tariffs, along with other matters, may negatively impact the economies of the United States and its trading partners, as well as the financial markets as a whole. This and other government intervention into the economy and financial markets to address significant events in the future may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results.

9. SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements.

MUSQ Global Music Industry Index ETF

Report of Independent Registered Public Accounting Firm

To the Shareholders of MUSQ Global Music Industry Index ETF and
Board of Trustees of Exchange Traded Concepts Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of MUSQ Global Music Industry Index ETF (the “Fund”), a series of Exchange Traded Concepts Trust, as of April 30, 2026, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for the years ended April 30, 2026, 2025 and for the period from July 6, 2023 (commencement of operations) through April 30, 2024, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of April 30, 2026, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for the years ended April 30, 2026, 2025 and for the period from July 6, 2023 (commencement of operations) through April 30, 2024, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of April 30, 2026, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more investment companies advised by Exchange Traded Concepts, LLC since 2012.

COHEN & COMPANY, LTD.
Cleveland, Ohio
June 26, 2026

MUSQ Global Music Industry Index ETF

Notice to Shareholders

(Unaudited)

For shareholders that do not have an April 30, 2026, tax year end, this notice is for informational purposes only. For shareholders with an April 30, 2026, tax year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended April 30, 2026, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying For Corporate Dividend Received Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income(6)
0.00%	100.00%	100.00%	27.00%	100.00%	0.00%	0.00%	0.00%	0.00%

\(1\)Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions).

\(2\)The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Relief Reconciliation Act of 2003 and it’s reflected as a percentage of ordinary income distributions (the total of short term capital gain and net investment income distributions). It is the intention of the aforementioned fund to designate the maximum amount permitted by law.

\(3\)U.S. Government Interest represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. Generally, interest from direct U.S. Government obligations is exempt from state income tax.

\(4\)The percentage in this column represents the amount of “Interest Related Dividends” as created by the American Jobs Creation Act of 2004 and is a percentage of net investment income that is exempt from U.S. withholding tax when paid for foreign investors.

\(5\)The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” as created by the American Jobs Creation Act of 2004 and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

\(6\)The percentage in this column represents that amount of ordinary dividend income that qualified for 20% Business Income Deduction.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2026. Complete information will be computed and reported in conjunction with your 2026 Form 1099-DIV.

MUSQ Global Music Industry Index ETF

Other Information (Form N-CSR Items 8-11)

(Unaudited)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Investment Adviser:
Exchange Traded Concepts, LLC
10900 Hefner Pointe Drive, Suite 400
Oklahoma City, OK 73120

Distributor:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

Administrator:
SEI Investments Global Funds Services
One Freedom Valley Drive
Oaks, PA 19456

Legal Counsel:
Chapman and Cutler LLP
320 South Canal Street
Chicago, IL 60606

Independent Registered Public Accounting Firm:
Cohen & Company, Ltd.
1350 Euclid Avenue
Suite 800
Cleveland, OH 44115

This information must be preceded or accompanied by a current prospectus for the Fund.

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

•        855-687-7383

•        https://musqetf.com/investor-materials

MUS-AR-001-0200

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

All fund expenses, including Trustee compensation, is paid by the Adviser pursuant to the Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)       The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)       There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)          Not Applicable.

(b)          Not Applicable.

Item 19.	Exhibits.

(a)(1)     Code of Ethics attached hereto.

(a)(2)     Not applicable.

(a)(3)     A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4)     Not applicable.

(a)(5)     Not applicable.

(b)       Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Exchange Traded Concepts Trust

By	/s/ Richard Malinowski
Richard Malinowski, Principal Executive Officer

Date: July 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Richard Malinowski
Richard Malinowski, Principal Executive Officer

Date: July 1, 2026

By	/s/ Christopher W. Roleke
Christopher W. Roleke, Principal Financial Officer

Date: July 1, 2026